APPROPRIATED RESERVES - Movement of reserves (Details) - COP ($) $ in Millions	Dec. 31, 2025		Jun. 09, 2025	Dec. 31, 2024
APPROPRIATED RESERVES
Appropriated reserves	$ 23,436,138	[1]		$ 22,575,837
Share repurchases
APPROPRIATED RESERVES
Appropriated reserves	$ 918,582		$ 1,350,000	$ 0
Common shares
APPROPRIATED RESERVES
Treasury shares, number (in shares)	601,452			0
Common shares | Share repurchases
APPROPRIATED RESERVES
Appropriated reserves	$ 34,706
Preference shares
APPROPRIATED RESERVES
Treasury shares, number (in shares)	8,010,884			0
Preference shares | Share repurchases
APPROPRIATED RESERVES
Appropriated reserves	$ 396,712

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.